                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

                 Name:            Windward Investment
                                  Management, Inc.
                 Address:         53 State Street
                                  Suite 1220
                                  Boston, MA 02109
                 13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Denise Kampf
Title:                         Director of Ops & Client Service
Phone:                         617-241-2207
Signature,                     Place,                           and Date of Signing:
DENISE KAMPF                   BOSTON, MA                       May 4, 2006
Report Type (Check only one.):
                               [X] 13F HOLDINGS REPORT.
                               [ ] 13F NOTICE.
                               [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 438649

List of Other Included Managers:        NONE

                          Form 13F Information Table

            Column 1                Column 2     Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
            --------             --------------- --------- -------- ------------------ ---------- -------- ------------------
                                                                    SHRS or                                 Voting Authority
                                                            Value     PRN   SH / PUT / Investment  Other   ------------------
         Name of Issuer          Title of Class   CUSIP    (x$1000)   Amt   PRN  CALL  Discretion Managers  Sole   Shared Non
         --------------          --------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Inverness Medical Innovations In COM             46126P106    1557    54190  SH           Sole               54190
General Electric Co              COM             369604103    1515    43547  SH           Sole               43547
Ishares Tr                       DJ US REAL EST  464287739   16935   230407  SH           Sole              230407
Johnson & Johnson                COM             478160104     459     7744  SH           Sole                7744
Vertex Pharmaceuticals           COM             92532F100    1643    44915  SH           Sole               44915
Exxon Mobil Corp                 COM             30231G102    1332    21891  SH           Sole               21891
Ishares Tr                       MSCI EMERGE MKT 464287234   51485   520052  SH           Sole              520052
Ishares Tr                       MSCI EAFE IDX   464287465   47359   729490  SH           Sole              729490
Streettracks Gold Tr             GOLD SHS        863307104   60119  1034743  SH           Sole             1034743
Ishares Tr                       7-10 YR TRS BD  464287440   32714   401000  SH           Sole              401000
Ishares Tr                       1-3 YR TRS BD   464287457   37975   474748  SH           Sole              474748
Ishares Tr                       US TIPS BD FD   464287176   38401   381553  SH           Sole              381553
Vanguard Index Tr                STK MKT VIPERS  922908769  100935   778401  SH           Sole              778401
Ishares Tr                       S&P SMLCAP 600  464287804    1147    17580  SH           Sole               17580
Select Sector Spdr Tr            SBI INT-INDS    81369Y704     253     7500  SH           Sole                7500
Select Sector Spdr Tr            SBI INT-TECH    81369Y803     473    21385  SH           Sole               21385
Select Sector Spdr Tr            SBI CONS DISCR  81369Y407     219     6500  SH           Sole                6500
Sonus Networks Inc               COM             835916107     181    33084  SH           Sole               33084
Tweeter Home Entmt Group Inc     COM             901167106      80    10200  SH           Sole               10200
Analog Devices Inc               COM             032654105     392    10240  SH           Sole               10240
International Business Machs     COM             459200101     310     3759  SH           Sole                3759

          Column 1              Column 2    Column 3  Column 4      Column 5       Column 6  Column 7     Column 8
          --------           -------------- --------- -------- ------------------ ---------- -------- -----------------
                                                               SHRS or                                Voting Authority
                                                       Value     PRN   SH / PUT / Investment  Other   -----------------
       Name of Issuer        Title of Class  CUSIP    (x$1000)   Amt   PRN  CALL  Discretion Managers  Sole  Shared Non
       --------------        -------------- --------- -------- ------- ---- ----- ---------- -------- ------ ------ ---
Merck & Co Inc               COM            589331107    545    22518   SH           Sole              22518
Pepsico Inc                  COM            713448108    530     9170   SH           Sole               9170
Procter & Gamble Co          COM            742718109    366     6350   SH           Sole               6350
Vanguard Index Tr            REIT VIPERS    922908553   1860    27380   SH           Sole              27380
Vanguard Intl Equity Index F EMR MKT VIPERS 922042858   3122    46398   SH           Sole              46398
Advanced Magnetics Inc.      COM            00752P103    535    12000   SH           Sole              12000
Bank of America Corporation  COM            060505AT1    369     8104   SH           Sole               8104
Ishares Tr                   DJ SEL DIV INX 464287168    266     4238   SH           Sole               4238
Eaton Vance Corp             COM NON VTG    278265103    657    24000   SH           Sole              24000
Ishares Tr                   FTSE XNHUA IDX 464287184  33836   455519   SH           Sole             455519
Ishares Comex Gold Tr        ISHARES        464285105    204     3508   SH           Sole               3508
Microsoft Corp               COM            594918104    322    11822   SH           Sole              11822
Spdr Tr                      UNIT SER 1     78462F103    553     4261   SH           Sole               4261